TAXATION - Deferred taxation (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		$ 57	$ 61
Exchange adjustment		(7)	(8)
Movement in income statement - current year		77	35
Movement in income statement - prior years		17	(4)
Movement in other comprehensive income		(5)	(20)
Movement in equity		(3)	(1)
Changes in tax rate		5	6
Acquisitions			(12)
Balance at the end of the period		141	57	$ 61
Represented by:
Deferred tax assets		177	201
Deferred tax liabilities		(36)	(144)
Net asset position		141	57
Deferred tax assets, inventory		117	116
Deferred tax Assets, bad debt provisions		8	8
Deferred tax assets, provisions and other short-term temporary differences		153	65
Unused gross trading tax losses		839	841
Gross unused research and development tax credits		24	21
Gross unused capital losses		97	108
Deferred tax assets, research and development tax credit		$ 12	$ 21
UK corporation tax rate (as a percent)	25.00%	19.00%	19.00%	19.00%
Accelerated tax depreciation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		$ (45)	$ (61)
Movement in income statement - current year		(28)	16
Movement in income statement - prior years			(2)
Changes in tax rate		(2)
Acquisitions			2
Balance at the end of the period		(75)	(45)	$ (61)
Intangibles
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		(199)	(209)
Exchange adjustment		1
Movement in income statement - current year		15	24
Movement in income statement - prior years		4	10
Changes in tax rate		(2)	(2)
Acquisitions			(22)
Balance at the end of the period		(181)	(199)	(209)
Retirement benefit obligation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		(18)	5
Exchange adjustment		2	(1)
Movement in income statement - current year		1	1
Movement in income statement - prior years		1
Movement in other comprehensive income		(7)	(15)
Changes in tax rate			(8)
Balance at the end of the period		(21)	(18)	5
Macrotexture
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		130	123
Movement in income statement - current year		1	4
Movement in income statement - prior years		9	(10)
Changes in tax rate			10
Acquisitions			3
Balance at the end of the period		140	130	123
Inventory, provisions and other differences
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period		189	203
Exchange adjustment		(10)	(7)
Movement in income statement - current year		88	(10)
Movement in income statement - prior years		3	(2)
Movement in other comprehensive income		2	(5)
Movement in equity		(3)	(1)
Changes in tax rate		9	6
Acquisitions			5
Balance at the end of the period		278	189	$ 203
Represented by:
Deferred tax assets		278	189
Trading tax losses
Represented by:
Deferred tax assets		140	130
Non-trading tax losses
Represented by:
Trading and non-trading tax losses resulting in deferred tax assets		541	$ 508
Unused tax losses
Represented by:
Deferred tax assets		$ 0
Minimum
Represented by:
Recovery period for deferred tax assets		5 years